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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment / /;	Amendment Number:
This Amendment (Check only one.):	/ / is a restatement.
/ / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	McCarthy Group Asset Management, Inc.

Address:	1125 South 103rd Street, Suite 450

Omaha, Nebraska

68124

Form 13F File Number: 28-  05489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard L. Jarvis

Title:	Chairman

Phone:	(402) 393-8281

Signature, Place, and Date of Signing:

/s/ RICHARD L. JARVIS Signature	Omaha, Nebraska [City, State]	11/05/01 [Date]

Report type (Check only one.):

/x/	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ /	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)
/ /	13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	-0-
Form 13F Information Table Entry Total:	121
Form 13F Information Table Value Total:	$161,849 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
NONE	28-
[Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
30-Sep-01

								Voting Authority
Name of Issuer	Title of class	CUSIP	Value (×$1000)	Shares/ Prn Amt	Sh/ Prn	Put/ Call	Invstmt Dscretn	Other Managers	Sole	Shared	None
AT&T Corp	COM	001957109	447	23152	SH		Defined		21499		1653
Albertson's Inc.	COM	013104104	1723	54050	SH		Defined		44850		9200
Allstate Corp	COM	020002101	1933	51760	SH		Defined		50450		1310
American International Group	COM	026874107	470	6032	SH		Defined		4343		1689
Black & Decker Corp	COM	091797100	1450	46460	SH		Defined		46460
Carnival Cruise Lines — Cl A	COM	143658102	2006	91085	SH		Defined		87865		3220
Cendant Corp	COM	151313103	3503	273646	SH		Defined		252882		20764
Countrywide Credit Industries	COM	222372104	2710	61698	SH		Defined		57428		4270
Dover Corp	COM	260003108	958	31820	SH		Defined		31820
Ecolab Inc	COM	278865100	224	6155	SH		Defined		3725		2430
Fannie Mae	COM	313586109	552	6901	SH		Defined		6901
Freddie Mac	COM	313400301	2570	39542	SH		Defined		37992		1550
Gannett Co Inc	COM	364730101	331	5512	SH		Defined		5512
Gillette Company	COM	375766102	968	32495	SH		Defined		31255		1240
Guidant Corporation	COM	401698105	3928	102037	SH		Defined		96119		5918
H & R Block Inc.	COM	093671105	1118	28990	SH		Defined		28990
Illinois Tool Works Inc	COM	452308109	758	14004	SH		Defined		14004
International Flavors & Fragrances	COM	459506101	2797	101000	SH		Defined		95476		5524
Interpublic Group Cos Inc	COM	460690100	312	15310	SH		Defined		15310
Johnson & Johnson	COM	478160104	271	4889	SH		Defined		3352		1537
Johnson Controls	COM	478366107	1574	24120	SH		Defined		24120
Knight-Ridder Inc.	COM	499040103	934	16731	SH		Defined		16061		670
Liberty Media Corp Series A	COM	530718105	4493	353752	SH		Defined		330948		22804
Mattel, Inc	COM	577081102	3109	198510	SH		Defined		186580		11930
McDonald's Corp.	COM	580135101	1129	41591	SH		Defined		41333		258
Merck & Co.	COM	589331107	404	6063	SH		Defined		2680		3383
Motorola Inc	COM	620076109	3264	209206	SH		Defined		207348		1858
Novell, Inc.	COM	670006105	1115	304664	SH		Defined		304664
PerkinElmer, Inc.	COM	714046109	1334	50829	SH		Defined		49779		1050
Service Corporation International	COM	817565104	682	113309	SH		Defined		82502		30807
Standard & Poor's 500 Depository Receipts	COM	78462f103	9716	93032	SH		Defined		93032
Suntrust Banks Inc	COM	867914103	307	4612	SH		Defined		4612
Texaco Inc.	COM	881694103	1717	26418	SH		Defined		26348		70
Torchmark Corp	COM	891027104	2461	63091	SH		Defined		62421		670
Trenwick Group Inc	COM	g9032c109	198	24375	SH		Defined				24375
Tricon Global Restaurants	COM	895953107	1776	45280	SH		Defined		43940		1340
U.S. Bancorp	COM	902973304	1510	68077	SH		Defined		41555		26522
Washington Mutual, Inc.	COM	939322103	699	18159	SH		Defined		18047		112
Waste Management, Inc.	COM	941061109	3820	142847	SH		Defined		135870		6977
Worldcom, Inc.	COM	98157D106	1490	99094	SH		Defined		95457		3637
AAR Corp	COM	000361105	716	89337	SH		Defined		85737		3600
AVX Corp	COM	002444107	1600	98312	SH		Defined		96112		2200
Acceptance Insurance Companies	COM	004308102	9145	1793065	SH		Defined		1716638		76427
Adaptec, Inc.	COM	00651f108	355	45146	SH		Defined		45146
Adelphia Communications Corp Cl A	COM	006848105	2148	96762	SH		Defined		90854		5908
American Classic Voyages Co.	COM	024928103	197	144729	SH		Defined		141235		3494
American Power Conversion	COM	029066107	2230	190908	SH		Defined		180077		10831
Apogent Technologies, Inc.	COM	03760a101	2957	123709	SH		Defined		114410		9299
Arbitron Inc	COM	03875q108	641	24490	SH		Defined		24490
Arden Realty Group Inc	COM	039793104	790	30909	SH		Defined		30909
BNCCORP, Inc.	COM	055936108	404	51193	SH		Defined		51193
Bay View Capital Corp	COM	072621101	1551	221622	SH		Defined		200164		21458
Berkshire Hathaway, Inc. Cl B	COM	084670207	4539	1948	SH		Defined		1866		82
Blyth, Inc.	COM	09643p108	343	17232	SH		Defined		17232
Brooktrout, Inc.	COM	114580103	611	185656	SH		Defined		175231		10425
Camden Property Trust	COM	133131102	341	9200	SH		Defined		9200
Capital Automotive REIT	COM	139733109	1031	58531	SH		Defined		58531
CarrAmerica Realty Corporation	COM	144418100	690	23024	SH		Defined		23024
Caseys General Stores Inc	COM	147528103	976	82085	SH		Defined		82085
Citizens Communications Company	COM	17453b101	696	74025	SH		Defined		70155		3870
Clarion Com'l Holdings Cl. A	COM	18051W109	152	20000	SH		Defined				20000
Conmed Corp	COM	207410101	358	20250	SH		Defined		20250
Cox Communications, Inc Cl A	COM	224044107	220	5273	SH		Defined		5273

Davox Corporation	COM	239208101	103	12995	SH	Defined	12995
Deltek Systems, Inc.	COM	24785a108	91	21614	SH	Defined	21614
Edwards Lifesciences Corporation	COM	28176E108	810	36172	SH	Defined	36172
Energen Corp.	COM	29265n108	552	24529	SH	Defined	24529
Energizer Holdings, Inc.	COM	29266r108	2514	151260	SH	Defined	144305	6955
FEI Company	COM	302411109	421	19340	SH	Defined	19340
Ferro Corporation	COM	315405100	229	9900	SH	Defined	9900
FirstService Corporation	COM	33761n109	459	20530	SH	Defined	20530
Health Care Properties Invest Inc.	COM	421915109	205	5336	SH	Defined	5336
Horace Mann Educators	COM	440327104	803	45475	SH	Defined	40945	4530
IHOP Corp	COM	449623107	2421	92408	SH	Defined	85088	7320
Kimball Intl Cl B	COM	494274103	467	35490	SH	Defined	29990	5500
Level 3 Communications, Inc.	COM	52729n100	437	115699	SH	Defined	113434	2265
Lincoln Electric Holdings	COM	533900106	1874	85087	SH	Defined	82497	2590
M & F Worldwide Corp.	COM	552541104	192	40000	SH	Defined	34700	5300
MKS Instruments Inc.	COM	55306n104	1448	81597	SH	Defined	77069	4528
McCormick & Co.	COM	579780206	1886	41174	SH	Defined	39348	1826
Metris Companies, Inc.	COM	591598107	381	15402	SH	Defined	12443	2959
Newfield Exploration Company	COM	651290108	1233	42231	SH	Defined	42231
Novastar Financial, Inc.	COM	669947400	9055	870640	SH	Defined	770640	100000
Paxar Corporation	COM	704227107	487	38185	SH	Defined	38185
Pegasus Solutions Inc	COM	705906105	383	45685	SH	Defined	45685
Penn Treaty American Corp	COM	707874103	111	39100	SH	Defined		39100
Pepsiamericas Inc	COM	71343p200	304	20305	SH	Defined	19381	924
Prentiss Properties Trust	COM	740706106	705	25626	SH	Defined	25626
R.H. Donnelley Corp	COM	74955w307	1744	66754	SH	Defined	62804	3950
RLI Corp	COM	749607107	727	17727	SH	Defined	16640	1087
Redwood Trust, Inc.	COM	758075402	1701	70570	SH	Defined	65570	5000
Republic Services, Inc.	COM	760759100	3807	234978	SH	Defined	220200	14778
Reynolds & Reynolds — CL A	COM	761695105	1907	81865	SH	Defined	80764	1101
S & P 400 Mid-Cap Dep Receipts	COM	595635103	1822	23014	SH	Defined	23014
Security Capital Group-B	COM	81413p204	228	12207	SH	Defined	12207
Shurgard Storage Centers-A	COM	82567d104	773	25651	SH	Defined	25651
Silicon Storage Technology, Inc.	COM	827057100	278	60057	SH	Defined	60057
Somanetics Corp New	COM	834445405	68	30000	SH	Defined		30000
Startek Inc	COM	85569c107	700	40013	SH	Defined	40013
Stewart Enterprises Inc Cl. A	COM	860370105	97	16800	SH	Defined		16800
Stone Energy Corporation	COM	861642106	557	17296	SH	Defined	17296
Suiza Foods Corp	COM	865077101	602	9534	SH	Defined	9534
Summit Properties, Inc.	COM	866239106	201	7660	SH	Defined	7660
Sybase, Inc.	COM	871130100	551	59300	SH	Defined	59300
Symantec Corporation	COM	871503108	738	21287	SH	Defined	21287
Taubman Centers Inc	COM	876664103	333	26640	SH	Defined	26640
Teekay Shipping Corp.	COM	Y8564w103	1003	32181	SH	Defined	32181
Telephone And Data Systems, Inc.	COM	879433100	761	8066	SH	Defined	7756	310
U.S. Industries, Inc.	COM	912080108	206	89515	SH	Defined	81905	7610
UCAR International	COM	90262k109	920	103343	SH	Defined	92093	11250
Utah Medical Products Inc	COM	917488108	257	25036	SH	Defined	15780	9256
Valassis Communications Inc	COM	918866104	2238	70135	SH	Defined	66455	3680
Vintage Petroleum Inc	COM	927460105	1176	74204	SH	Defined	74204
Wausau-Mosinee Paper Corporation	COM	943315101	295	25200	SH	Defined	25200
Zale Corporation	COM	988858106	1153	43557	SH	Defined	43557
iShares S&P SC 600/Value	COM	464287879	2013	28200	SH	Defined	28200
Templeton Dragon Fund Inc.	COM	88018t101	145	21700	SH	Defined	21700
iShares MSCI Malaysia	COM	464286830	144	32950	SH	Defined	32950
Avatar Holdings Inc. CV	CONV	053494AD2	1222	1290000	PRN	Defined	445000	845000
Parker Drilling CV	CONV	701081AD3	2447	2770000	PRN	Defined	485000	2285000
Thermo Electron Corp	CONV	883556AH5	13	15000	PRN	Defined	15000
REPORT SUMMARY	121 DATA RECORDS		161849		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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Form 13F SUMMARY PAGE